Other Receivables Short Term (Schedule of other receivables short term) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Government authorities	$ 322	$ 193
Income receivables	397	170
Prepaid expenses and other	722	287
Other Receivables- Short Term	$ 1,441	$ 650